CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Changes in operating assets and liabilities
Accrued expenses		$ 1,493,608		$ 723,277
Net cash used in operating activities		(579,977)		(547,593)
Cash flows from investing activities
Net cash used in investing activities				(230,000,000)
Cash flows from financing activities
Net cash used in financing activities		(25,000)		231,537,842
Cash - Beginning of period		990,249		0
Cash - End of period		385,272		990,249		$ 990,249
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Cash flows from operating activities
Net loss	$ (420,865)				$ (32,270,638)	(47,790,059)	$ (24,750,965)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Net loss on disposal of property and equipment						1,301,260	236,543
Bad debt expense						233,317	213,757
Share based compensation	12,733					928,905	339,156
Changes in operating assets and liabilities
Accounts receivable, net	32,963					(183,406)	809,238
Receivables from related parties	(333,527)						565,963
Prepaid expenses and other current and other long-term assets	(45,882)					1,058,889	(1,027,617)
Accounts payable	315,011					519,378	(1,411,412)
Accrued expenses	(247,585)					4,331,205	1,751,110
Deferred revenue	(36,866)					(590,830)	2,375,076
Customer deposits	12,538					3,590,999	3,758,652
Payables to related parties	(1,031)					135,146	(751)
Other current and long-term liabilities						286,712	(29,316)
Accrued interest expense						1,414,383
Net cash used in operating activities	(344,852)				(23,113,296)	(20,077,062)	(8,506,035)
Cash flows from investing activities
Purchases of property and equipment	(165,608)					(19,343,708)	(21,459,107)
Net cash used in investing activities	(165,608)					(19,343,708)	(21,459,107)
Cash flows from financing activities
Proceeds from related party note payable						37,750,000
Capital-build funding, net						7,082,790	3,188,581
Payment of deferred offering costs						(3,071,282)
Contributions					(5,316,124)	5,316,124	11,047,597
Net cash used in financing activities					40,595,607	47,077,632	14,236,178
Net increase (decrease) in cash	(510,460)					7,656,862	(15,728,964)
Cash - Beginning of period	1,403,172	7,914,150	$ 892,712		892,712	892,712	17,132,136
Cash - End of period	892,712			7,914,150		7,914,150	1,403,172
Supplemental disclosure of noncash investing activities
Asset retirement obligation asset and liability incurred						901,705	653,306
Purchases of property and equipment in accounts payable and accrued expenses	1,758,727					1,931,282	1,581,921
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Successor
Cash flows from operating activities
Net loss		(16,610,169)	(14,389,194)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation, amortization, and accretion		4,957,363	3,834,112
Net loss on disposal of property and equipment		230,754	181,065
Bad debt expense		69,805	64,780
Share based compensation		479,726	208,330
Foreign exchange loss		33,288
Changes in operating assets and liabilities
Accounts receivable, net		104,829	200,058
Receivables from related parties		(30,690)
Prepaid expenses and other current and other long-term assets		(1,886,508)	599,498
Accounts payable		(707,844)	(704,313)
Accrued expenses		(440,038)	(1,186,356)
Deferred revenue		20,553,327	(324,364)
Customer deposits		(865,116)	(96,996)
Payables to related parties		1,386,032	88,896
Other current and long-term liabilities		(370,041)	(15,357)
Accrued interest expense		875,784	121,862
Net cash used in operating activities		7,780,502	(11,417,979)
Cash flows from investing activities
Purchases of property and equipment		(7,827,026)	(3,697,925)
Net cash used in investing activities		(7,827,026)	(3,697,925)
Cash flows from financing activities
Proceeds from related party note payable		17,000,000	12,000,000
Capital-build funding, net			593,748
Payment of deferred offering costs		(1,272,485)
Contributions			5,316,124
Net cash used in financing activities		15,727,515	17,909,872
Net increase (decrease) in cash		15,680,991	2,793,968
Cash - Beginning of period		7,914,150	257,288		257,288	257,288
Cash - End of period	257,288	23,595,141	3,051,256	$ 7,914,150		7,914,150
Supplemental disclosure of noncash investing activities
Asset retirement obligation asset and liability incurred		628,078	339,767
Purchases of property and equipment in accounts payable and accrued expenses		$ 4,829,683	2,484,901
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Predecessor
Cash flows from operating activities
Net loss	(420,865)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation, amortization, and accretion	367,659
Share based compensation	12,733
Changes in operating assets and liabilities
Accounts receivable, net	32,963
Receivables from related parties	(333,527)
Prepaid expenses and other current and other long-term assets	(45,882)
Accounts payable	315,011
Accrued expenses	(247,585)
Deferred revenue	(36,866)
Customer deposits	12,538
Payables to related parties	(1,031)
Net cash used in operating activities	(344,852)
Cash flows from investing activities
Purchases of property and equipment	(165,608)
Net cash used in investing activities	(165,608)
Cash flows from financing activities
Net cash used in financing activities	0
Net increase (decrease) in cash	(510,460)
Cash - Beginning of period	1,403,172		$ 892,712		$ 892,712	$ 892,712
Cash - End of period	892,712						$ 1,403,172
Supplemental disclosure of noncash investing activities
Purchases of property and equipment in accounts payable and accrued expenses	$ 1,758,727